Business Combinations And Other Acquisitions (Acquisition Of The Elkhorn Coal Company, LLC) (Narrative) (Details) (USD $)	3 Months Ended									12 Months Ended				1 Months Ended	12 Months Ended
	Dec. 31, 2013	Sep. 30, 2013	Jun. 30, 2013	Mar. 31, 2013	Dec. 31, 2012		Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011	Aug. 31, 2012	Jun. 30, 2011 Elk Horn Coal Company [Member}	Dec. 31, 2011 Elk Horn Coal Company [Member}
Business Acquisition [Line Items]
Ownership interest by parent														100.00%
Gross cash consideration														$ 119,700,000
Cash paid, net of cash acquired														119,600,000
Goodwill							0						200,000		0
Revenues	62,684,000	69,501,000	65,613,000	74,467,000	86,288,000	[1]	93,575,000	89,998,000	81,882,000	272,265,000	351,743,000	367,221,000			13,000,000
Net income	$ 820,000	$ 2,877,000	$ 5,897,000	$ (177,000)	$ 8,690,000	[1]	$ 8,876,000	$ 12,996,000	$ 8,974,000	$ 9,418,000	$ 39,535,000	$ 37,298,000			$ 7,700,000

[1]	Fourth quarter 2012 data was revised from the amounts previously reported to correctly report the Partnership’s liability and costs for black lung benefits (see note 12 for further details